Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
In accordance with the rules adopted by the SEC pursuant to the
Dodd-Frank
Act of 2010, we provide the following disclosure regarding executive compensation for our Chief Executive Officer and other
(non-CEO)
named executive officers (“NEOs”) and Company performance for the fiscal years listed below.
The amounts below shown for Compensation Actually Paid do not represent the value of cash and shares of the Company’s common stock received by NEOs during the year, but rather is an amount calculated in accordance with SEC rules and includes, among other things, year-over-year
changes in the value of unvested
equity-based
awards. As a result of the calculation methodology required by the SEC, Compensation Actually Paid amounts below differ from compensation actually earned, realized or received by the individuals.

					Value of Initial Fixed $100 Investment Based on:

Year	Summary Compensation Table Total for CEO ($)(1)	Compensation Actually Paid to CEO ($)(2)(3)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(1)	Average Compensation Actually Paid to Non-CEO NEOs ($)(2)	Company Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(4)	Net Income (Loss) (Thousands) ($)	Company Selected Measure: Stock Price Measure ($)(5)

2025	242,122	(89,229,878)	10,296,265	10,492,441	92.45	258.38	2,511,277	124.51

2024	186,326	5,310,326	14,905,319	11,463,642	89.52	208.30	2,648,349	135.23

2023	295,125	303,463,125	9,721,168	19,646,568	92.74	152.48	4,791,795	128.87

2022	311,233	(585,324,767)	9,484,778	(20,027,758)	58.24	96.60	1,893,105	100.59

2021	132,152	301,440,152	9,419,946	19,647,185	113.41	134.53	(352,034)	176.69

(1)
Amounts reported in these columns represent the total compensation as reported in the Summary Compensation Table for our CEO during each applicable fiscal year and the average of the total compensation as reported in the Summary Compensation Table for our remaining NEOs for the relevant fiscal year, which captures the individuals indicated in the table below for each fiscal year:

Year	CEO	Non-CEO NEOs

2025	Brian Chesky	Elinor Mertz, Nathan Blecharczyk, and Aristotle Balogh

2024	Brian Chesky	Elinor Mertz, Dave Stephenson, Nathan Blecharczyk, and Aristotle Balogh

2023	Brian Chesky	Dave Stephenson, Nathan Blecharczyk, Aristotle Balogh, and Catherine Powell

2022	Brian Chesky	Dave Stephenson, Nathan Blecharczyk, Aristotle Balogh, and Catherine Powell

2021	Brian Chesky	Dave Stephenson, Nathan Blecharczyk, Aristotle Balogh, and Catherine Powell

(2)
The calculation of 2025 Compensation Actually Paid reflects certain adjustments to the Total Compensation as reflected in the Summary Compensation Table for the CEO and our remaining NEOs as set forth below.

Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns is calculated in accordance with ASC Topic 718 and was determined by reference to (i) for solely service-vesting
RSU awards, the closing price per share on the applicable
year-end
date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for Mr. Chesky’s
Multi-Year
Award, using a Monte Carlo simulation model as of the applicable year-end
date(s), which utilizes multiple input variables, including expected volatility of our stock price and other assumptions appropriate for determining fair value; and (iii) for stock options, a Black Scholes value as of the applicable year-end
or vesting date(s). For all awards, fair value is determined based on the same methodology as used to determine grant-date
fair value. For additional information on the assumptions used to calculate the valuation of the awards, see the Note 12 to our consolidated financial statements in our Annual Report on Form
10-K
for the fiscal year ended December 31, 2025
and
prior fiscal years.

Adjustments	CEO	Average Non CEO-NEOs

Summary Compensation Table Total	242,122	10,296,265

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable Fiscal Year	—	(8,952,504)

Increase for Year-End Fair Value of Equity Awards Granted in the Fiscal Year that were Outstanding and Unvested as of Fiscal Year-end, Determined as of the Fiscal Year-end	—	7,821,001

Increase for Vesting Date Fair Value of Equity Awards Granted and Vested in the Fiscal Year, Determined as of Vesting Date	—	1,795,792

Increase/Deduction for Equity Awards Granted During Prior Fiscal Years that were Outstanding and Unvested as of Applicable Fiscal Year -End, Determined Based on Change in Fair Value from Prior Fiscal Year-End to Applicable Fiscal Year-End	(89,472,000)	(339,929)

Increase/Deduction for Equity Awards Granted During Prior Fiscal Years that Vested during Applicable Fiscal Year, Determined Based on Change in Fair Value from Prior Fiscal Year-End to Vesting Date	—	(128,184)

Deduction for Equity Awards Granted During Prior Fiscal Years that Failed to Meet Vesting Conditions during Applicable Fiscal Year, Determined as of Prior Fiscal Year-End	—	—

TOTAL ADJUSTMENTS	(89,472,000)	196,176

COMPENSATION ACTUALLY PAID	(89,229,878)	10,492,441

(3)
The Compensation Actually Paid to Mr. Chesky largely reflects the change in the fair value, as calculated in accordance with ASC Topic 718, of the
Multi-Year
Award granted to Mr. Chesky in November 2020, as detailed in footnote (2) above.

As disclosed in the “CEO
Multi-Year
Equity Award” section in our Compensation Discussion and Analysis, the Multi Year Award is intended to cover ten years of compensation and may be earned, if at all, based on our 60 trading day trailing average closing stock price exceeding progressively higher stock price hurdles, ranging from $125 to $485, over a
10-year
period. In order to earn all of the tranches, the stock price will have to be over 7x the price at IPO and 13x the price at the time of grant. Outside of shares held to cover taxes, vested shares are not delivered to Mr. Chesky for two years following the vesting date. As of December 31, 2025, only two of the ten tranches have been earned and vested. In designing the compensation program for Mr. Chesky, our board of directors was cognizant of Mr. Chesky’s intention to donate the net proceeds from the award to community, philanthropic and charitable causes.

(4)
Represents the cumulative total shareholder return (TSR) on our Class A common stock and the cumulative TSR on the S&P 500 Information Technology Index (the “Peer Group TSR”), which is the same peer group used for the Stock Return Performance Graph included in our Annual Report on Form
10-K,
through December 31, 2021, 2022, 2023, 2024 and 2025. The table assumes $100 was invested at the market close on December 31, 2020. Data for the Peer Group TSR assumes reinvestment of dividends.

(5)
The
Multi-Year
Award granted to Mr. Chesky in November 2020 is divided into ten tranches that are eligible to vest based on the achievement of stock price goals measured based on the average of our stock price over a 60 trading day trailing average during a ten-year
performance period. The Company does not utilize any other financial performance measures, as defined under SEC rules, in any significant way in its executive compensation programs, and as such has determined to utilize the 60 trading day trailing average closing stock price of our Class A common stock as of the end of each fiscal year (the “Stock Price Measure”), as the most important financial performance measure used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2025 to our performance. See “CEO
Multi-Year
Equity Award” section for more detail.

Company Selected Measure Name	Stock Price Measure
Named Executive Officers, Footnote
(1)
Amounts reported in these columns represent the total compensation as reported in the Summary Compensation Table for our CEO during each applicable fiscal year and the average of the total compensation as reported in the Summary Compensation Table for our remaining NEOs for the relevant fiscal year, which captures the individuals indicated in the table below for each fiscal year:

Year	CEO	Non-CEO NEOs

2025	Brian Chesky	Elinor Mertz, Nathan Blecharczyk, and Aristotle Balogh

2024	Brian Chesky	Elinor Mertz, Dave Stephenson, Nathan Blecharczyk, and Aristotle Balogh

2023	Brian Chesky	Dave Stephenson, Nathan Blecharczyk, Aristotle Balogh, and Catherine Powell

2022	Brian Chesky	Dave Stephenson, Nathan Blecharczyk, Aristotle Balogh, and Catherine Powell

2021	Brian Chesky	Dave Stephenson, Nathan Blecharczyk, Aristotle Balogh, and Catherine Powell

Peer Group Issuers, Footnote	Represents the cumulative total shareholder return (TSR) on our Class A common stock and the cumulative TSR on the S&P 500 Information Technology Index (the “Peer Group TSR”), which is the same peer group used for the Stock Return Performance Graph included in our Annual Report on Form
10-K,
	through December 31, 2021, 2022, 2023, 2024 and 2025. The table assumes $100 was invested at the market close on December 31, 2020. Data for the Peer Group TSR assumes reinvestment of dividends.
PEO Total Compensation Amount	$ 242,122	$ 186,326	$ 295,125	$ 311,233	$ 132,152
PEO Actually Paid Compensation Amount	$ (89,229,878)	5,310,326	303,463,125	(585,324,767)	301,440,152
Adjustment To PEO Compensation, Footnote
(2)
The calculation of 2025 Compensation Actually Paid reflects certain adjustments to the Total Compensation as reflected in the Summary Compensation Table for the CEO and our remaining NEOs as set forth below.

Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns is calculated in accordance with ASC Topic 718 and was determined by reference to (i) for solely service-vesting
RSU awards, the closing price per share on the applicable
year-end
date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for Mr. Chesky’s
Multi-Year
Award, using a Monte Carlo simulation model as of the applicable year-end
date(s), which utilizes multiple input variables, including expected volatility of our stock price and other assumptions appropriate for determining fair value; and (iii) for stock options, a Black Scholes value as of the applicable year-end
or vesting date(s). For all awards, fair value is determined based on the same methodology as used to determine grant-date
fair value. For additional information on the assumptions used to calculate the valuation of the awards, see the Note 12 to our consolidated financial statements in our Annual Report on Form
10-K
for the fiscal year ended December 31, 2025
and
prior fiscal years.

Adjustments	CEO	Average Non CEO-NEOs

Summary Compensation Table Total	242,122	10,296,265

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable Fiscal Year	—	(8,952,504)

Increase for Year-End Fair Value of Equity Awards Granted in the Fiscal Year that were Outstanding and Unvested as of Fiscal Year-end, Determined as of the Fiscal Year-end	—	7,821,001

Increase for Vesting Date Fair Value of Equity Awards Granted and Vested in the Fiscal Year, Determined as of Vesting Date	—	1,795,792

Increase/Deduction for Equity Awards Granted During Prior Fiscal Years that were Outstanding and Unvested as of Applicable Fiscal Year -End, Determined Based on Change in Fair Value from Prior Fiscal Year-End to Applicable Fiscal Year-End	(89,472,000)	(339,929)

Increase/Deduction for Equity Awards Granted During Prior Fiscal Years that Vested during Applicable Fiscal Year, Determined Based on Change in Fair Value from Prior Fiscal Year-End to Vesting Date	—	(128,184)

Deduction for Equity Awards Granted During Prior Fiscal Years that Failed to Meet Vesting Conditions during Applicable Fiscal Year, Determined as of Prior Fiscal Year-End	—	—

TOTAL ADJUSTMENTS	(89,472,000)	196,176

COMPENSATION ACTUALLY PAID	(89,229,878)	10,492,441

Non-PEO NEO Average Total Compensation Amount	$ 10,296,265	14,905,319	9,721,168	9,484,778	9,419,946
Non-PEO NEO Average Compensation Actually Paid Amount	$ 10,492,441	11,463,642	19,646,568	(20,027,758)	19,647,185
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The calculation of 2025 Compensation Actually Paid reflects certain adjustments to the Total Compensation as reflected in the Summary Compensation Table for the CEO and our remaining NEOs as set forth below.

Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns is calculated in accordance with ASC Topic 718 and was determined by reference to (i) for solely service-vesting
RSU awards, the closing price per share on the applicable
year-end
date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for Mr. Chesky’s
Multi-Year
Award, using a Monte Carlo simulation model as of the applicable year-end
date(s), which utilizes multiple input variables, including expected volatility of our stock price and other assumptions appropriate for determining fair value; and (iii) for stock options, a Black Scholes value as of the applicable year-end
or vesting date(s). For all awards, fair value is determined based on the same methodology as used to determine grant-date
fair value. For additional information on the assumptions used to calculate the valuation of the awards, see the Note 12 to our consolidated financial statements in our Annual Report on Form
10-K
for the fiscal year ended December 31, 2025
and
prior fiscal years.

Adjustments	CEO	Average Non CEO-NEOs

Summary Compensation Table Total	242,122	10,296,265

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable Fiscal Year	—	(8,952,504)

Increase for Year-End Fair Value of Equity Awards Granted in the Fiscal Year that were Outstanding and Unvested as of Fiscal Year-end, Determined as of the Fiscal Year-end	—	7,821,001

Increase for Vesting Date Fair Value of Equity Awards Granted and Vested in the Fiscal Year, Determined as of Vesting Date	—	1,795,792

Increase/Deduction for Equity Awards Granted During Prior Fiscal Years that were Outstanding and Unvested as of Applicable Fiscal Year -End, Determined Based on Change in Fair Value from Prior Fiscal Year-End to Applicable Fiscal Year-End	(89,472,000)	(339,929)

Increase/Deduction for Equity Awards Granted During Prior Fiscal Years that Vested during Applicable Fiscal Year, Determined Based on Change in Fair Value from Prior Fiscal Year-End to Vesting Date	—	(128,184)

Deduction for Equity Awards Granted During Prior Fiscal Years that Failed to Meet Vesting Conditions during Applicable Fiscal Year, Determined as of Prior Fiscal Year-End	—	—

TOTAL ADJUSTMENTS	(89,472,000)	196,176

COMPENSATION ACTUALLY PAID	(89,229,878)	10,492,441

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between CEO and Average NEO Compensation Actually Paid and Our TSR
The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our other NEOs, each as set forth in the table above, and our cumulative TSR over the period from 2021 through 2025.

Compensation Actually Paid vs. Net Income
Description of Relationship Between CEO and Average NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our other NEOs, and our net income during years 2021 through 2025, each as set forth in the table above.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between CEO and Average NEO Compensation Actually Paid and Stock Price Measure
The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our other NEOs, and the Stock Price Measure during years 2021 through 2025, each as set forth in the table above.

Total Shareholder Return Vs Peer Group
Description of Relationship Between Our TSR and Peer Group Index TSR
The following chart compares our cumulative TSR over the
five-year
period from 2021 through 2025 to that of the S&P 500 Information Technology Index over the same time period.

Tabular List, Table
Pay Versus Performance Tabular List
We believe that the Stock Price Measure represents the most important financial performance measure used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2025 to our performance.
For additional details regarding this financial performance measure, please see the sections titled “Equity Compensation” and “CEO
Multi-Year
Equity Award” of our Compensation Discussion and Analysis.

Total Shareholder Return Amount	$ 92.45	89.52	92.74	58.24	113.41
Peer Group Total Shareholder Return Amount	258.38	208.3	152.48	96.6	134.53
Net Income (Loss)	$ 2,511,277,000	$ 2,648,349,000	$ 4,791,795,000	$ 1,893,105,000	$ (352,034,000)
Company Selected Measure Amount	124.51	135.23	128.87	100.59	176.69
PEO Name	Brian Chesky
Measure:: 1
Pay vs Performance Disclosure
Name	Stock Price Measure
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (89,472,000)
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(89,472,000)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	196,176
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,952,504)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,821,001
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(339,929)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,795,792
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (128,184)